Investments	6 Months Ended
Jun. 30, 2025
Investments [Abstract]
Investments

7. Investments

The following tables outline changes in investments during the period:

			Balance at December 31, 2024	Redemptions	Change in fair value through profit or loss	Effects of foreign exchange	Balance at June 30, 2025
Entity	Instrument	Note	$	$	$	$	$
A2ZCryptoCap Inc.	Shares	(i)	2,224	—	6,572	—	8,796
Royal Bank of Canada	GIC	(ii)	20,850	—	—	1,140	21,990
Meridian	GIC	(iii)	1,181,499	(1,181,499)	—	—	—
			1,204,573	(1,181,499)	6,572	1,140	30,786

						Current	30,786
						Non-Current	—
							30,786

(i)	On June 23, 2022, the Company acquired 80,000 shares of A2Z for C$0.10 per share. As at June 30, 2025, the fair value of the shares was determined based on the quoted market price of the shares of C$0.15 per share (December 31, 2024 – C$0.04).
ii)	During the year ended December 31, 2024, the Company purchased four GICs for a total amount of C$4,030,000 from RBC with maturity dates ranging from February 14, 2025, to September 12, 2025. The GICs pay variable interest ranging from 4.20% to 4.95% per annum. As of June 30, 2025, the total balance outstanding was C$30,000 (December 31, 2024 – C$30,000) as three GICs out of the four were effectively redeemed during the year ended December 31, 2024.

(iii)	During the year ended December 31, 2024, the Company purchased three GICs for a total amount of C$4,520,000 from Meridian Credit Union (“Meridian”) with maturity dates ranging from December 21, 2024, to March 25, 2025. The GICs pay variable interest ranging from 3.52% to 3.78% per annum. As of June 30, 2025, the total balance outstanding was $Nil as the remaining GICs were redeemed during the period (December 31, 2024 - C$1,700,000).